                               The Thai Fund, Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

VIA EDGAR
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Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

         Re:   The Thai Fund, Inc.
               File Number: 333-132525, 811-05348
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Ladies and Gentlemen:

On behalf of The Thai Fund, Inc. ("Registrant") and pursuant to Rule 497(j)
under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus supplement contained in Post-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-2, filed on June 29,
2006, constituting the most recent amendment to this Registration Statement
("the Amendment"), that would have been filed pursuant to Rule 497(c) under the
Securities Act would not have differed from that contained in the Amendment and
(ii) the text of the Amendment was filed electronically with the Securities and
Exchange Commission on June 29, 2006, accession number 0000950136-06-005454.

         If you have any questions or comments regarding this filing, please feel free to contact me at (212) 762-5442.

                                              Very truly yours,

                                              The Thai Fund, Inc.

                                              By: /s/ Rita Rubin
                                                  --------------------
                                                  Rita Rubin
                                                  Assistant Secretary